UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2018 (Unaudited)

DWS Short Duration High Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 69.7%
Communication Services 15.8%
Altice Luxembourg SA, 144A, 7.75%, 5/15/2022	200,000	182,000
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	30,000	29,100
CCO Holdings LLC:
144A, 4.0%, 3/1/2023	250,000	233,125
5.125%, 2/15/2023	60,000	58,500
5.25%, 9/30/2022	30,000	29,738
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	167,000	166,165
Series T, 5.8%, 3/15/2022	260,000	250,250
Series S, 6.45%, 6/15/2021	27,000	26,933
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021	150,000	147,925
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022	65,000	65,000
CSC Holdings LLC, 144A, 10.125%, 1/15/2023	200,000	215,250
DISH DBS Corp.:
6.75%, 6/1/2021	115,000	113,815
7.875%, 9/1/2019	52,000	53,056
Frontier Communications Corp., 7.125%, 3/15/2019	57,000	55,432
Intelsat Jackson Holdings SA, 144A, 9.5%, 9/30/2022	50,000	57,000
Level 3 Parent LLC, 5.75%, 12/1/2022	74,000	72,705
Netflix, Inc., 5.5%, 2/15/2022	105,000	105,919
Sirius XM Radio, Inc., 144A, 3.875%, 8/1/2022	80,000	76,000
Sprint Communications, Inc.:
6.0%, 11/15/2022	30,000	29,440
7.0%, 8/15/2020	28,000	28,666
Sprint Corp.:
7.25%, 9/15/2021	136,000	139,196
7.875%, 9/15/2023	75,000	76,969
T-Mobile U.S.A., Inc., 6.5%, 1/15/2024	65,000	66,462
Univision Communications, Inc., 144A, 5.125%, 5/15/2023	65,000	58,337
Zayo Group LLC, 6.0%, 4/1/2023	50,000	47,381
		2,384,364
Consumer Discretionary 8.4%
Ally Financial, Inc., 4.125%, 3/30/2020	160,000	158,200
Goodyear Tire & Rubber Co., 8.75%, 8/15/2020	5,000	5,300
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020	200,000	191,000
Lennar Corp., 4.75%, 4/1/2021	268,000	265,655
Mattel, Inc., 4.35%, 10/1/2020	250,000	243,750
MGM Resorts International, 6.75%, 10/1/2020	230,000	236,325
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	28,000	27,790
Party City Holdings, Inc., 144A, 6.125%, 8/15/2023	20,000	19,650
Penske Automotive Group, Inc., 3.75%, 8/15/2020	40,000	39,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	60,000	59,850
TRI Pointe Group, Inc., 4.375%, 6/15/2019	15,000	14,887
		1,261,407
Consumer Staples 0.5%
Darling Ingredients, Inc., 5.375%, 1/15/2022	70,000	69,475
Energy 13.7%
Antero Resources Corp.:
5.125%, 12/1/2022	100,000	94,000
5.375%, 11/1/2021	125,000	120,625
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	80,000	77,200
Chesapeake Energy Corp., 4.875%, 4/15/2022	90,000	78,525
CNX Resources Corp., 5.875%, 4/15/2022	165,000	158,400
Continental Resources, Inc., 4.5%, 4/15/2023	37,000	36,415
DCP Midstream Operating LP, 3.875%, 3/15/2023	40,000	37,500
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024	30,000	28,950
Energy Transfer Equity LP, 7.5%, 10/15/2020	68,000	70,720
Genesis Energy LP, 6.75%, 8/1/2022	60,000	58,500
Gulfport Energy Corp., 6.625%, 5/1/2023	30,000	28,350
HighPoint Operating Corp., 7.0%, 10/15/2022	50,000	45,500
Laredo Petroleum, Inc., 6.25%, 3/15/2023	65,000	58,338
MEG Energy Corp., 144A, 6.375%, 1/30/2023	20,000	18,900
Nabors Industries, Inc., 5.0%, 9/15/2020	84,000	80,819
Nabors Industries, Inc.., 4.625%, 9/15/2021	57,000	51,111
Newfield Exploration Co., 5.75%, 1/30/2022	102,000	103,020
NGPL PipeCo LLC, 144A, 4.375%, 8/15/2022	145,000	141,012
Oasis Petroleum, Inc., 6.875%, 3/15/2022	35,000	32,988
Peabody Energy Corp., 144A, 6.0%, 3/31/2022	70,000	67,900
Precision Drilling Corp., 6.5%, 12/15/2021	27,055	25,161
Range Resources Corp., 5.0%, 8/15/2022	103,000	92,185
Resolute Energy Corp., 8.5%, 5/1/2020	79,000	77,815
Sunoco LP, 4.875%, 1/15/2023	60,000	58,500
Targa Resources Partners LP:
4.25%, 11/15/2023	145,000	134,306
5.25%, 5/1/2023	55,000	53,900
Weatherford International Ltd., 7.75%, 6/15/2021	85,000	63,750
Whiting Petroleum Corp., 5.75%, 3/15/2021	93,000	88,350
WPX Energy, Inc., 6.0%, 1/15/2022	90,000	87,525
		2,070,265
Financials 3.0%
CIT Group, Inc., 5.0%, 8/15/2022	195,000	192,319
CNO Financial Group, Inc., 4.5%, 5/30/2020	50,000	49,375
Navient Corp.:
6.625%, 7/26/2021	9,000	8,685
7.25%, 1/25/2022	210,000	202,650
		453,029
Health Care 7.4%
Bausch Health Companies, Inc., 144A, 5.625%, 12/1/2021	233,000	229,505
Centene Corp., 4.75%, 5/15/2022	80,000	79,000
DaVita, Inc., 5.75%, 8/15/2022	100,000	99,500
HCA, Inc., 7.5%, 2/15/2022	194,000	206,125
Tenet Healthcare Corp.:
4.375%, 10/1/2021	59,000	57,082
6.0%, 10/1/2020	150,000	151,875
144A, 7.5%, 1/1/2022	79,000	80,185
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	182,000	167,297
Universal Health Services, Inc., 144A, 4.75%, 8/1/2022	55,000	54,725
		1,125,294
Industrials 5.7%
ADT Corp., 6.25%, 10/15/2021	182,000	184,502
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	47,000	44,885
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	102,000	95,115
144A, 8.75%, 12/1/2021	95,000	97,850
DAE Funding LLC:
144A, 4.5%, 8/1/2022	12,000	11,520
144A, 5.25%, 11/15/2021	30,000	29,513
GFL Environmental, Inc., 144A, 5.375%, 3/1/2023	40,000	35,000
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	200,000	190,000
Masonite International Corp., 144A, 5.625%, 3/15/2023	16,000	15,520
Moog, Inc., 144A, 5.25%, 12/1/2022	20,000	19,850
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	20,000	18,700
144A, 5.25%, 8/15/2022	50,000	48,375
TransDigm, Inc., 5.5%, 10/15/2020	75,000	74,437
		865,267
Information Technology 0.8%
NCR Corp., 5.0%, 7/15/2022	135,000	127,238
Materials 10.5%
AK Steel Corp., 7.5%, 7/15/2023	75,000	74,437
Ardagh Packaging Finance PLC, 144A, 4.25%, 9/15/2022	232,000	220,980
Ashland LLC, 4.75%, 8/15/2022	100,000	98,500
Berry Global, Inc., 5.5%, 5/15/2022	20,000	19,900
BWAY Holding Co., 144A, 5.5%, 4/15/2024	40,000	37,600
CF Industries, Inc., 7.125%, 5/1/2020	30,000	30,900
Chemours Co., 6.625%, 5/15/2023	110,000	111,100
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	395,000	373,769
Graphic Packaging International LLC, 4.75%, 4/15/2021	75,000	74,812
Greif, Inc., 7.75%, 8/1/2019	50,000	50,875
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	106,000	104,675
Huntsman International LLC, 4.875%, 11/15/2020	65,000	65,163
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022	40,000	40,000
Reynolds Group Issuer, Inc., 6.875%, 2/15/2021	242,576	242,576
Steel Dynamics, Inc., 5.25%, 4/15/2023	40,000	39,450
		1,584,737
Real Estate 2.1%
CyrusOne LP, (REIT), 5.0%, 3/15/2024	35,000	34,300
Iron Mountain, Inc., (REIT), 6.0%, 8/15/2023	100,000	101,250
SBA Communications Corp.:
(REIT), 4.0%, 10/1/2022	102,000	97,155
(REIT), 4.875%, 7/15/2022	50,000	49,125
Starwood Property Trust, Inc., (REIT), 3.625%, 2/1/2021	35,000	33,688
		315,518
Utilities 1.8%
AES Corp.:
4.0%, 3/15/2021	35,000	34,388
4.875%, 5/15/2023	75,000	73,312
Calpine Corp., 5.375%, 1/15/2023	35,000	32,813
Vistra Energy Corp., 7.625%, 11/1/2024	127,000	133,985
		274,498
Total Corporate Bonds (Cost $11,015,852)		10,531,092
Loan Participations and Assignments 22.8%
Senior Loans *
Communication Services 3.0%
Charter Communications Operating LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 4/30/2025	198,000	190,452
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 5.063%, 2/2/2024	172,988	165,060
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.772%, 1/19/2024	100,000	96,072
		451,584
Consumer Discretionary 2.9%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.772%, 2/16/2024	98,951	94,456
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 12/22/2024	99,000	95,393
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 5.022%, 2/28/2025	80,954	76,839
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.256%, 10/25/2023	79,188	76,643
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.387%, 10/4/2023	98,995	96,366
		439,697
Consumer Staples 2.6%
JBS USA Lux S.A.:
Term Loan B, 1-month USD LIBOR + 2.500%, 5.022% , 10/30/2022	32,596	31,441
Term Loan B, 3-month USD LIBOR + 2.500%, 5.301% , 10/30/2022	190,137	183,404
Energizer Holdings, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 4.758%, 6/20/2025	22,892	22,177
Post Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.51%, 5/24/2024	59,672	57,658
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 6/27/2023	98,734	94,949
		389,629
Energy 1.9%
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 2/2/2024	290,000	283,733
Financials 1.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 2.000%, 4.47%, 1/15/2025	91,602	88,272
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 4/11/2025	98,992	95,187
		183,459
Health Care 1.9%
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.522%, 3/13/2025	109,306	107,451
IQVIA, Inc., Term Loan B2, 1-month USD LIBOR + 2.000%, 4.522%, 1/17/2025	98,750	96,158
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.379%, 6/2/2025	83,513	79,999
		283,608
Industrials 2.8%
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.455%, 12/14/2023	98,990	94,391
Aramark Services, Inc., Term Loan B2, 1-month USD LIBOR + 1.750%, 4.272%, 3/28/2024	80,322	77,988
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.47%, 10/20/2024	91,360	86,244
TransDigm, Inc., Term Loan E, 1-month USD LIBOR + 2.500%, 5.022%, 5/30/2025	74,438	70,448
XPO Logistics, Inc., Term Loan B, 3-month USD LIBOR + 2.000%, 4.509%, 2/24/2025	97,549	93,647
		422,718
Information Technology 3.4%
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.750%, 5.272%, 3/1/2024	96,734	92,058
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.53%, 9/7/2023	297,000	286,234
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.504%, 4/26/2024	100,000	95,775
Science Applications International Corp., Term Loan B, 1-month USD LIBOR + 1.750%, 4.272%, 10/31/2025	50,000	47,875
		521,942
Materials 2.5%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 4.553%, 6/1/2024	99,499	94,068
Berry Global, Inc., Term Loan Q, 1-month USD LIBOR + 2.000%, 4.387%, 10/1/2022	93,920	91,990
Ineos U.S. Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.522%, 3/31/2024	99,000	93,957
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 5.272%, 2/5/2023	98,741	94,403
		374,418
Utilities 0.6%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 5.31%, 1/15/2024	98,721	94,055
Total Loan Participations and Assignments (Cost $3,588,787)		3,444,843
	Shares	Value ($)
Cash Equivalents 6.2%
DWS Central Cash Management Government Fund, 2.41% (a) (Cost $947,102)	947,102	947,102
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,551,741)	98.7	14,923,037
Other Assets and Liabilities, Net	1.3	191,127
Net Assets	100.0	15,114,164

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Cash Equivalents 6.2%
DWS Central Cash Management Government Fund, 2.41% (a)
23,689	1,785,406	861,993	—	—	2,825	—	947,102	947,102

* Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of December 31, 2018.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Corporate Bonds	$—	$10,531,092	$—	$10,531,092
Loan Participations and Assignments	—	3,444,843	—	3,444,843
Short-Term Investments	947,102	—	—	947,102
Total	$947,102	$13,975,935	$—	$14,923,037

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration High Income Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019